First Trust Long Duration Opportunities ETF Investment Strategy - First Trust Long Duration Opportunities ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in a portfolio of investment-grade debt securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities, including publicly-issued U.S. Treasury securities and mortgage-related securities. The Fund may also invest in exchange-traded funds (“ETFs”) that principally invest in such securities. As discussed in more detail below, the Fund may purchase mortgage-related securities in “to-be-announced” transactions (“TBA Transactions”), including mortgage dollar rolls, which also count toward the 80% investment requirement set forth above. The Fund’s investment advisor seeks to manage the Fund’s portfolio to have a weighted average effective duration of eight or more years. Duration, which is discussed in more detail below, measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In managing the Fund’s portfolio, the Fund’s portfolio managers utilize a top-down, bottom-up analytical investment process. The portfolio managers will first conduct a top-down review of the mortgage-backed security and Treasury fixed income sectors to determine sector position weights based on its evaluation of market fundamentals. The portfolio managers then perform a bottom-up analysis of individual securities to determine in which sub-sectors the portfolio will be over, neutral and underweight. The portfolio managers analyze the Fund’s holdings on a systematic basis to monitor any changes in security and portfolio performance, in addition to looking for meaningful changes in risk factors. Under normal market conditions, the portfolio managers will manage the Fund’s portfolio to have a weighted average effective duration of eight or more years. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. The Fund’s portfolio managers will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, the Fund’s portfolio managers will utilize third-party models. The Fund’s investments in mortgage-related securities may include investments in fixed or adjustable-rate securities structured as “pass-through” securities and collateralized mortgage obligations, including residential and commercial mortgage-backed securities, stripped mortgage-backed securities and real estate mortgage investment conduits. The Fund will invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies (such as Ginnie Mae), and U.S. government-sponsored entities (such as Fannie Mae and Freddie Mac). The Fund may purchase government-sponsored mortgage-related securities in TBA Transactions, including mortgage dollar rolls. In a TBA Transaction, a seller and buyer of securities agree upon a price for delivering a given volume of securities at a specified future date. The characteristic feature of a TBA Transaction is that the actual identity of the securities to be delivered at settlement is not specified on the trade date. Instead, participants agree upon only the general parameters of the securities to be delivered, including issuer, maturity, coupon, price, par amount and settlement date. Generally, two days prior to the settlement date, the seller provides the buyer with the identity of the securities it intends to deliver on the settlement date. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund’s portfolio managers. In addition to its investment in securities issued or guaranteed by the U.S. government, its agencies and government-sponsored entities, the Fund may invest up to 20% of its net assets in other types of debt securities, including privately-issued, non-agency sponsored asset-backed and mortgage-related securities, futures contracts, options, swap agreements, cash and cash equivalents, and ETFs that investment principally in fixed income securities. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. The Fund may “set aside” liquid assets or engage in other similar measures in connection with the foregoing types of transactions. Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as “junk” bonds, or unrated securities that have not been judged by the portfolio managers to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations ("NRSRO"), the Fund will consider the highest rating. Additionally, for newly-issued securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. The Fund may also invest in floating-rate securities, inverse floating-rate securities, interest or principal only securities and zero coupon bonds.